Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts Receivable
6.	ACCOUNTS RECEIVABLE
Accounts receivable–net as of June 30, 2021 and December 31, 2020, consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Accounts receivable	$86,035	$78,331
Allowance for doubtful accounts and sales reserves	(4,218)	(4,224)

Accounts receivable–net	$81,817	$74,107

Changes to the allowance for doubtful accounts and sales reserves during the three and six months ended June 30, 2021 and 2020, consists of the following (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Balance at beginning of period	$3,931	$4,482	$4,224	$3,970
Charges to bad debt and sales reserves	640	618	1,706	1,863
Write-offs, net	(353)	(1,182)	(1,712)	(1,915)

Balance at end of period	$4,218	$3,918	$4,218	$3,918

6.	ACCOUNTS RECEIVABLE
Accounts receivable–net as of December 31, 2020 and 2019, consists of the following (in thousands):

	2020	2019

Accounts receivable	$78,331	$67,583
Allowance for doubtful accounts and sales reserves	(4,224)	(3,970)

Accounts receivable–net	$74,107	$63,613

Changes to the allowance for doubtful accounts and sales reserves during the y
e
ars ended December 31, 2020, 2019 and 2018, consists of the following (in thousands):

	2020	2019	2018
Balance at beginning of period	$3,970	$3,024	$6,472
Charges to bad debt and sales reserves	3,814	3,113	2,375
Write-offs, net	(3,560)	(2,167)	(5,823)

Balance at end of period	$4,224	$3,970	$3,024